DEBT SECURITIES IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of debt instruments [Abstract]
Schedule of Debt Securities in Issue

	2020	2019
	£m	£m
Medium-term notes issued	42,621	41,291
Covered bonds (note 29)	23,980	29,821
Certificates of deposit issued	7,998	10,598
Securitisation notes (note 29)	4,406	7,288
Commercial paper	8,392	8,691
Total debt securities in issue	87,397	97,689